Fair Value Measurements - Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Cash and cash equivalents	$ 285	$ 580
Short-term investments	0	17
Book Value
Financial Instruments
Cash and cash equivalents	285	580
Short-term investments	0	17
Book Value | Retail
Financial Instruments
Long-term debt	917	917
Book Value | Institutional
Financial Instruments
Long-term debt	534	534
Book Value | Other
Financial Instruments
Long-term debt	83	180
Fair Value | Level 1
Financial Instruments
Cash and cash equivalents	285	580
Short-term investments	0	17
Fair Value | Level 2 | Retail
Financial Instruments
Long-term debt	943	850
Fair Value | Level 2 | Institutional
Financial Instruments
Long-term debt	594	531
Fair Value | Level 2 | Other
Financial Instruments
Long-term debt	$ 83	$ 180
7.25% 2063 Senior Notes
Financial Instruments
Interest rate on debt	7.25%
7.25% 2064 Senior Notes
Financial Instruments
Interest rate on debt	7.25%
6.95% Senior Notes
Financial Instruments
Interest rate on debt	6.95%
6.7% Senior Notes
Financial Instruments
Interest rate on debt	6.70%
Interest rate | Minimum | Institutional and Other
Financial Instruments
Fair value assumption, interest rate	3.55%	5.03%
Interest rate | Maximum | Institutional and Other
Financial Instruments
Fair value assumption, interest rate	5.73%	6.97%